UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09/30/2009
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        11/06/09
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      31
Form 13F Information Table Value Total:      605133
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Amgen                           COM             031162100    20090   343440 SH       SOLE                   343440
AMAZON.COM                      COM             023135106    21056   234268 SH       SOLE                   234268
AutoNation                      COM             05329W102    20764  1172889 SH       SOLE                  1172889
Air Products                    COM             009158106    22144   289612 SH       SOLE                   289612
Apollo Group                    COM             037604105    18539   260423 SH       SOLE                   260423
BOEING CO                       COM             097023105    21148   406433 SH       SOLE                   406433
BB&T Corporation                COM             054937107    25780   960548 SH       SOLE                   960548
Bemis Co                        COM             081437105    18810   735137 SH       SOLE                   735137
Cardinal Health                 COM             14149Y108    13922   528333 SH       SOLE                   528333
CareFusion Corp                 COM             14170T101     5622   262453 SH       SOLE                   262453
Colgate-Palmolive Co            COM             194162103    19922   258605 SH       SOLE                   258605
DIRECTV GROUP INC               COM             25459L106    20824   767082 SH       SOLE                   767082
EMC Corporation                 COM             268648102    23313  1365618 SH       SOLE                  1365618
GILEAD SCIENCES                 COM             375558103    16107   357277 SH       SOLE                   357277
Home Depot                      COM             437076102    18061   690516 SH       SOLE                   690516
HEWLETT PACKARD CO              COM             428236103    22434   486154 SH       SOLE                   486154
INTERNATIONAL BUSINESS MACHS    COM             459200101    20124   167579 SH       SOLE                   167579
MCDONALDS CORP                  COM             580135101    17051   299819 SH       SOLE                   299819
McAfee                          COM             579064106    19781   458366 SH       SOLE                   458366
Microsoft                       COM             594918104    20133   812000 SH       SOLE                   812000
ORACLE CORP                     COM             68389X105    18097   885046 SH       SOLE                   885046
Pitney-Bowes                    COM             724479100    18018   740806 SH       SOLE                   740806
Qualcomm                        COM             747525103    17424   414394 SH       SOLE                   414394
The Charles Schwab Corp         COM             808513105    20746  1109398 SH       SOLE                  1109398
Sara Lee                        COM             803111103    20015  1837233 SH       SOLE                  1837233
Southwestern Energy Co          COM             845467109    22973   546748 SH       SOLE                   546748
Sysco Corp                      COM             871829107    18610   759230 SH       SOLE                   759230
Verizon Communications          COM             92343V104    15937   532527 SH       SOLE                   532527
Walgreen                        COM             931422109    24966   652960 SH       SOLE                   652960
Western Digital Corp            COM             958102105    25802   711890 SH       SOLE                   711890
WAL MART STORES INC             COM             931142103    16920   344115 SH       SOLE                   344115